Description of the Plan - Contributions (Details) - Employees' Profit Sharing and 401(k) Plan	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
Description of the Plan
Employer contribution	25.00%	25.00%
Percentage of participant eligible compensation	6.00%	6.00%
Matching contributions	$ 0	$ 0
Service requirement | item	1,000
Profit sharing contributions	$ 0	$ 0
Vesting percentage	100.00%
Dividends percentage	100.00%
Less than 2
Description of the Plan
Vesting percentage	0.00%
2 but less than 3
Description of the Plan
Vesting percentage	20.00%
3 but less than 4
Description of the Plan
Vesting percentage	40.00%
4 but less than 5
Description of the Plan
Vesting percentage	60.00%
5 but less than 6
Description of the Plan
Vesting percentage	80.00%
6 or more
Description of the Plan
Vesting percentage	100.00%
Maximum
Description of the Plan
Employee contribution	75.00%